Share repurchase program (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2022 USD ($) shares
Share Repurchase Program [Table]
Treasury shares to be cancelled	62,548,000	62,548,000
From 2021
Share Repurchase Program [Table]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | SFr	SFr 4,000
Shares aquired as part of the share repurchase program	88,000,000	88,000,000
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 1,516	$ 1,637
From 2022
Share Repurchase Program [Table]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | $		$ 6,000
Shares aquired as part of the share repurchase program	234,000,000	234,000,000
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 3,808	$ 3,944